Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
Cost: Computer software	$ 22,382	$ 21,593
Less: Accumulated amortization Computer software	(15,136)	(10,994)
Exchange differences	1	1
Intangible assets, net	$ 7,247	$ 10,600